CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The company’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2025	2024
Cash	$376	$285
Short-term deposit	261	107
Cash subject to restriction	45	232
	$682	$624